Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 2,087,691	$ 431,400	$ 1,371,331
Accounts receivable	7,294,578	6,384,148	7,871,422
Other current assets	886,999	783,606	818,600
Total current assets	10,269,268	7,599,154	10,061,353
Other assets:
Property and equipment, net	104,905	83,128	58,892
Intangible assets, net	2,487,316	3,584,221	5,778,036
Acquired goodwill	13,729,770	13,729,770	13,729,770
Operating lease right of use asset, net	906,995	286,163
Deferred income tax assets, net	8,170	8,879	9,399
Total other assets	17,237,156	17,692,161	19,576,097
Total assets	27,506,424	25,291,315	29,637,450
Current liabilities:
Line of credit	2,337,246	2,881,061	3,950,681
Accounts payable	4,867,360	4,696,352	4,377,794
Other accrued expenses	1,924,468	1,989,894	1,697,636
Operating lease liability	208,663	120,052
Current portion - long-term notes			6,450
Paycheck protection program loan	1,729,600
Convertible notes		1,000,000	1,250,000
Debenture liability	1,165,342	(1,000,000)
Consideration payable - cash		2,496,000	2,696,000
Consideration payable - equity			605,223
Dividend payable	535,968	320,298	105,181
Total current liabilities	12,768,647	14,503,657	14,688,965
Long term liabilities:
Operating lease liability, net	708,237	169,897
Warrant liability			4,189,388
Economic injury disaster loan	149,900
Long term loans	1,000,000	1,000,000
Total long term liabilities	1,858,137	1,169,897	4,189,388
Total liabilities	14,626,784	14,673,554	18,878,353
Stockholders' equity:
Preferred stock, value	4,249	4,249	4,207
Common stock, value	51,633	25,221	16,932
Additional paid-in capital	56,869,527	51,040,296	45,129,214
Accumulated deficit	(44,085,632)	(40,512,017)	(34,478,253)
Accumulated other comprehensive income (loss)	39,863	60,012	86,997
Total stockholders' equity	12,879,640	10,617,761	10,759,097
Total liabilities and stockholders' equity	$ 27,506,424	$ 25,291,315	$ 29,637,450